Above market acquired charters - Amortization Schedule (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
For the twelve months period ended June 30,
2014	$ 12,217
2015	10,354
2016	9,023
2017	8,695
2018	8,695
Thereafter	32,632
Total	81,616	47,720	51,124
M/V Cape Agamemnon
For the twelve months period ended June 30,
2014	5,357
2015	5,357
2016	5,372
2017	5,357
2018	5,357
Thereafter	10,715
Total	37,515	40,171	45,543
M/T Assos
For the twelve months period ended June 30,
2014	1,863
2015	0
2016	0
2017	0
2018	0
Thereafter	0
Total	1,863	3,093	5,581
M/V Agamemnon
For the twelve months period ended June 30,
2014	863
2015	863
2016	72
2017	0
2018	0
Thereafter	0
Total	1,798	2,227	0
M/V Archimidis
For the twelve months period ended June 30,
2014	796
2015	796
2016	241
2017	0
2018	0
Thereafter	0
Total	1,833	2,229	0
M/V Aristotelis
For the twelve months period ended June 30,
2014	1,668
2015	1,668
2016	1,668
2017	1,668
2018	1,668
Thereafter	10,896
Total	19,236	0	0
M/V Attalos
For the twelve months period ended June 30,
2014	1,670
2015	1,670
2016	1,670
2017	1,670
2018	1,670
Thereafter	11,021
Total	$ 19,371	$ 0	$ 0